Inventories, net	12 Months Ended
Dec. 31, 2021
Inventories, net
Inventories, net

4.Inventories, net

Inventories consist of the following:

	As of As of December 31,
	2020	2021
	RMB	RMB	US$
Merchandise	457,469	643,130	100,921
Inventories provision	(14,841)	(18,139)	(2,846)
	442,628	624,991	98,075